CONTENT ASSETS - Estimated Amortization Expense (Details) - Dec. 31, 2022 ₽ in Millions, $ in Millions	RUB (₽)	USD ($)
Estimated amortization expense
2023	₽ 6,805	$ 96.7
2024	5,692	80.9
2025	4,286	60.9
Content Assets
Estimated amortization expense
2023	4,792	68.1
2024	2,665	37.9
2025	1,411	20.1
Total	8,868	$ 126.1
Licensed content, net
Estimated amortization expense
2023	3,882
2024	1,870
2025	906
Total	6,658
Produced content, net
Estimated amortization expense
2023	910
2024	795
2025	505
Total	₽ 2,210